Supplement Dated July 7, 2026
to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2026, for Thrivent Mid Cap Growth Portfolio (the “Portfolio”), a series of Thrivent Series Fund, Inc.
Effective May 22, 2026, Mark C. Militello, CFA is no longer a portfolio manager of the Portfolio. Jamin Soni and Patrick D. Farley, CFA will continue to serve as portfolio managers of the Portfolio.
Please include this Supplement with your Prospectus, Summary Prospectus and SAI.
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